Offerings	Jun. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,290,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,441.30
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File No. 333-288227) of Ladder Capital Corp, Ladder Capital Finance Holdings LLLP and Ladder Capital Finance Corporation, which was filed on June 23, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.500% notes due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File No. 333-288227) of Ladder Capital Corp, Ladder Capital Finance Holdings LLLP and Ladder Capital Finance Corporation, which was filed on June 23, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.